Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
		Sep. 21, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Income Statements Captions [Line Items]
Net sales			$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Cost of goods sold			3,294.9	3,264.3	3,220.4	3,111.6	3,282.6	3,000.1	2,980.9	2,855.9	12,891.2	12,119.5	11,413.2
Selling, general and administrative, excluding intangible amortization											1,493.3	1,399.6	1,379.4
Selling, general and administrative intangible amortization											296.6	229.6	211.8
Pension risk transfer expense		$ 370.7											370.7
Multiemployer pension withdrawals				4.2		180.0					184.2
Pension lump sum settlement							3.9		28.7			32.6
Land and Development impairments			2.6	1.7		27.6	4.0		42.7		31.9	46.7
Restructuring and other costs			40.3	17.1	31.7	16.3	38.0	59.4	18.3	81.0	105.4	196.7	366.4
Operating profit											1,282.5	835.0	430.3
Interest expense, net											(293.8)	(222.5)	(212.5)
(Loss) gain on extinguishment of debt			(0.1)	0.9	0.1	(1.0)	(0.1)	2.0	(0.1)		(0.1)	1.8	2.7
Other income (expense), net											12.7	11.5	14.4
Equity in income of unconsolidated entities											33.5	39.0	9.7
Gain on sale of HH&B							2.2	190.6				192.8
Income from continuing operations before income taxes											1,034.8	857.6	244.6
Income tax benefit (expense)			95.4	84.5	18.8	(1,073.2)					874.5	(159.0)	(89.8)
Income from continuing operations											1,909.3	698.6	154.8
Loss from discontinued operations													(544.7)
Consolidated net income (loss)			280.0	271.3	224.5	1,133.5	195.3	326.6	98.2	78.5	1,909.3	698.6	(389.9)
Less: Net (income) loss attributable to noncontrolling interests											(3.2)	9.6	(6.4)
Net income (loss) attributable to common stockholders			$ 279.6	$ 268.2	$ 223.2	$ 1,135.1	$ 196.1	$ 328.1	$ 103.1	$ 80.9	1,906.1	708.2	(396.3)
Comprehensive (loss) income attributable tocommon stockholders											1,668.1	877.3	(250.4)
WRK Co [Member]
Condensed Income Statements Captions [Line Items]
Selling, general and administrative, excluding intangible amortization	[1]										1.5	0.8	0.2
Multiemployer pension withdrawals	[1]										6.5
Restructuring and other costs	[1]										8.7	1.3
Operating profit	[1]										(16.7)	(2.1)	(0.2)
Interest expense, net	[1]										(76.9)	(40.1)	(30.3)
Intercompany interest income (expense), net	[1]										28.1	18.5	33.0
(Loss) gain on extinguishment of debt	[1]										(1.4)	(0.9)
Other income (expense), net	[1]										0.7	(1.0)
Equity in (loss) income of consolidated entities	[1]										1,952.4	724.2	(398.1)
Income from continuing operations before income taxes	[1]										1,886.2	698.6	(395.6)
Income tax benefit (expense)	[1]										19.9	9.6	(0.7)
Income from continuing operations	[1]												(396.3)
Consolidated net income (loss)	[1]										1,906.1	708.2	(396.3)
Net income (loss) attributable to common stockholders	[1]										1,906.1	708.2	(396.3)
Comprehensive (loss) income attributable tocommon stockholders	[1]										1,668.1	877.3	(250.4)
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net sales											2,587.9	2,448.6	2,548.5
Cost of goods sold											1,999.3	2,252.0	2,435.9
Selling, general and administrative, excluding intangible amortization											101.1	124.2	111.5
Selling, general and administrative intangible amortization											104.2	104.2	104.2
Multiemployer pension withdrawals											12.5
Restructuring and other costs											5.6	26.0	76.1
Operating profit											365.2	(57.8)	(179.2)
Interest expense, net											(173.5)	(172.5)	(172.2)
Intercompany interest income (expense), net											(87.6)	(53.1)	(29.6)
(Loss) gain on extinguishment of debt											1.9	3.1	2.7
Other income (expense), net											(22.5)	(30.2)	8.1
Equity in income of unconsolidated entities											7.5	12.7	(6.0)
Equity in (loss) income of consolidated entities											1,674.9	914.6	304.7
Income from continuing operations before income taxes											1,765.9	616.8	(71.5)
Income tax benefit (expense)											131.5	120.5	167.3
Income from continuing operations													95.8
Loss from discontinued operations													(491.9)
Consolidated net income (loss)											1,897.4	737.3	(396.1)
Less: Net (income) loss attributable to noncontrolling interests													(2.0)
Net income (loss) attributable to common stockholders											1,897.4	737.3	(398.1)
Comprehensive (loss) income attributable tocommon stockholders											1,682.4	879.7	(242.6)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net sales											14,530.5	13,167.3	12,409.9
Cost of goods sold											11,725.2	10,623.7	9,763.9
Selling, general and administrative, excluding intangible amortization											1,390.7	1,274.6	1,267.7
Selling, general and administrative intangible amortization											192.4	125.4	107.6
Pension risk transfer expense													370.7
Multiemployer pension withdrawals											165.2
Pension lump sum settlement												32.6
Land and Development impairments											31.9	46.7
Restructuring and other costs											91.1	169.4	290.3
Operating profit											934.0	894.9	609.7
Interest expense, net											(43.4)	(9.9)	(10.0)
Intercompany interest income (expense), net											59.5	34.6	(3.4)
(Loss) gain on extinguishment of debt											(0.6)	(0.4)
Other income (expense), net											34.5	42.7	6.3
Equity in income of unconsolidated entities											26.0	26.3	15.7
Gain on sale of HH&B												192.8
Income from continuing operations before income taxes											1,010.0	1,181.0	618.3
Income tax benefit (expense)											723.1	(289.1)	(256.4)
Income from continuing operations													361.9
Loss from discontinued operations													(52.8)
Consolidated net income (loss)											1,733.1	891.9	309.1
Less: Net (income) loss attributable to noncontrolling interests											(3.2)	9.6	(4.4)
Net income (loss) attributable to common stockholders											1,729.9	901.5	304.7
Comprehensive (loss) income attributable tocommon stockholders											1,489.3	1,072.3	458.9
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Net sales											(833.3)	(756.2)	(786.6)
Cost of goods sold											(833.3)	(756.2)	(786.6)
Equity in (loss) income of consolidated entities											(3,627.3)	(1,638.8)	93.4
Income from continuing operations before income taxes											(3,627.3)	(1,638.8)	93.4
Income from continuing operations													93.4
Consolidated net income (loss)											(3,627.3)	(1,638.8)	93.4
Net income (loss) attributable to common stockholders											(3,627.3)	(1,638.8)	93.4
Comprehensive (loss) income attributable tocommon stockholders											$ (3,171.7)	$ (1,952.0)	$ (216.3)

[1]	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.